MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MAINLAND CHINA CONTRIBUTION PLAN
Total provisions for employee benefits	¥ 79,433	¥ 101,345	¥ 104,650